Document And Entity Information	6 Months Ended
Jun. 30, 2016
Document And Entity Information [Abstract]
Entity Registrant Name	INNOVUS PHARMACEUTICALS, INC.
Entity Central Index Key	0001411879
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	INNV
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2016